EMPLOYEE AND DIRECTOR BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated fair value of options granted	$ 2.61	$ 2.43	$ 3.07
Assumptions in estimating average option values:
Risk-free interest rate	1.49%	2.55%	3.49%
Dividend yield	0.00%	0.00%	0.00%
Volatility	49.85%	47.06%	50.29%
Expected life (in years)	8 years	7 years 3 months	8 years